Condensed consolidating information on certain US subsidiaries - Disclosure of condensed balance sheet (Details) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018		Jan. 01, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Non-current assets
Property, plant and equipment	$ 143,950	$ 135,261				$ 129,471
Goodwill		12,204				11,551
Intangible assets		17,284				18,355		$ 18,183
Investments in joint ventures		8,647				7,994
Investments in associates		17,673				16,991
Other investments		1,341				1,245
Subsidiaries - equity-accounted basis		0				0
Fixed assets		192,410				185,607
Loans		637				646
Trade and other receivables	2,159	1,834				1,434
Derivative financial instruments		5,145				4,110
Prepayments	849	1,179				1,112
Deferred tax assets	3,736	3,706				4,469
Defined benefit pension plan surpluses		5,955				4,169
Non-current assets		210,866				201,547
Current assets
Loans		326				190
Inventories		17,988				19,011
Trade and other receivables	24,673	24,478				24,849
Derivative financial instruments		3,846				3,032
Prepayments	872	963				1,414
Current tax receivable		1,019				761
Other investments		222				125
Cash and cash equivalents		22,468		$ 25,575	[1]	25,586		23,484	[1]	$ 26,389	[1]
Current assets		71,310				74,968
Total assets		282,176				276,515
Current liabilities
Trade and other payables	46,209	46,265				44,209
Derivative financial instruments		3,308				2,808
Accruals	4,578	4,626				4,960
Finance debt	11,525	9,373				7,739
Current tax payable		2,101				1,686
Provisions	2,547	2,564				3,324
Total current liabilities		68,237				64,726
Non-current liabilities
Other payables	14,013	13,830				13,889
Derivative financial instruments		5,625				3,761
Accruals	548	575				505
Finance debt	63,507	56,426				55,491
Deferred tax liabilities	9,767	9,812				7,982
Provisions	17,657	17,732				20,620
Defined benefit pension plan and other post-retirement benefit plan deficits		8,391				9,137
Non-current liabilities		112,391				111,385
Total liabilities		180,628				176,111
Net assets	101,218	101,548				100,404
Equity
BP shareholders’ equity	99,115	99,444				98,491
Non-controlling interests	2,103	2,104				1,913
Total equity	$ 101,218	101,548	[2]	100,224	[2]	100,404	[2]	96,843	[2]	98,387	[2]
Reportable Legal Entities | Issuer
Non-current assets
Property, plant and equipment		4,445				6,973
Goodwill		0				0
Intangible assets		598				585
Investments in joint ventures		0				0
Investments in associates		0				0
Other investments		0				0
Subsidiaries - equity-accounted basis		0				0
Fixed assets		5,043				7,558
Loans		0				1
Trade and other receivables		0				0
Derivative financial instruments		0				0
Prepayments		0				0
Deferred tax assets		0				0
Defined benefit pension plan surpluses		0				0
Non-current assets		5,043				7,559
Current assets
Loans		0				0
Inventories		302				274
Trade and other receivables		2,536				2,206
Derivative financial instruments		0				0
Prepayments		7				2
Current tax receivable		0				0
Other investments		0				0
Cash and cash equivalents		0		0		0		0		0
Current assets		2,845				2,482
Total assets		7,888				10,041
Current liabilities
Trade and other payables		413				673
Derivative financial instruments		0				0
Accruals		89				115
Finance debt		0				0
Current tax payable		310				0
Provisions		1				1
Total current liabilities		813				789
Non-current liabilities
Other payables		0				0
Derivative financial instruments		0				0
Accruals		0				0
Finance debt		0				0
Deferred tax liabilities		586				838
Provisions		670				1,222
Defined benefit pension plan and other post-retirement benefit plan deficits		0				0
Non-current liabilities		1,256				2,060
Total liabilities		2,069				2,849
Net assets		5,819				7,192
Equity
BP shareholders’ equity		5,819				7,192
Non-controlling interests		0				0
Total equity		5,819				7,192
Reportable Legal Entities | Guarantor
Non-current assets
Property, plant and equipment		0				0
Goodwill		0				0
Intangible assets		0				0
Investments in joint ventures		0				0
Investments in associates		2				2
Other investments		0				0
Subsidiaries - equity-accounted basis		166,311				161,840
Fixed assets		166,313				161,842
Loans		0				0
Trade and other receivables		2,600				2,623
Derivative financial instruments		0				0
Prepayments		0				0
Deferred tax assets		0				0
Defined benefit pension plan surpluses		5,473				3,838
Non-current assets		174,386				168,303
Current assets
Loans		0				0
Inventories		0				0
Trade and other receivables		151				293
Derivative financial instruments		0				0
Prepayments		0				0
Current tax receivable		0				0
Other investments		0				0
Cash and cash equivalents		13		10		10		50		0
Current assets		164				303
Total assets		174,550				168,606
Current liabilities
Trade and other payables		14,634				10,143
Derivative financial instruments		0				0
Accruals		31				60
Finance debt		0				0
Current tax payable		0				0
Provisions		0				0
Total current liabilities		14,665				10,203
Non-current liabilities
Other payables		31,800				31,804
Derivative financial instruments		0				0
Accruals		0				0
Finance debt		0				0
Deferred tax liabilities		1,907				1,337
Provisions		0				0
Defined benefit pension plan and other post-retirement benefit plan deficits		184				221
Non-current liabilities		33,891				33,362
Total liabilities		48,556				43,565
Net assets		125,994				125,041
Equity
BP shareholders’ equity		125,994				125,041
Non-controlling interests		0				0
Total equity		125,994				125,041
Reportable Legal Entities | Other subsidiaries
Non-current assets
Property, plant and equipment		130,816				122,498
Goodwill		12,204				11,551
Intangible assets		16,686				17,770
Investments in joint ventures		8,647				7,994
Investments in associates		17,671				16,989
Other investments		1,341				1,245
Subsidiaries - equity-accounted basis		0				0
Fixed assets		187,365				178,047
Loans		32,402				32,401
Trade and other receivables		1,834				1,434
Derivative financial instruments		5,145				4,110
Prepayments		1,179				1,112
Deferred tax assets		3,706				4,469
Defined benefit pension plan surpluses		482				331
Non-current assets		232,113				221,904
Current assets
Loans		326				190
Inventories		17,686				18,737
Trade and other receivables		38,931				34,991
Derivative financial instruments		3,846				3,032
Prepayments		956				1,412
Current tax receivable		1,019				761
Other investments		222				125
Cash and cash equivalents		22,455		25,565		25,576		23,434		26,389
Current assets		85,441				84,824
Total assets		317,554				306,728
Current liabilities
Trade and other payables		48,358				46,034
Derivative financial instruments		3,308				2,808
Accruals		4,506				4,785
Finance debt		9,373				7,739
Current tax payable		1,791				1,686
Provisions		2,563				3,323
Total current liabilities		69,899				66,375
Non-current liabilities
Other payables		16,395				16,464
Derivative financial instruments		5,625				3,761
Accruals		575				505
Finance debt		56,426				55,491
Deferred tax liabilities		7,319				5,807
Provisions		17,062				19,398
Defined benefit pension plan and other post-retirement benefit plan deficits		8,207				8,916
Non-current liabilities		111,609				110,342
Total liabilities		181,508				176,717
Net assets		136,046				130,011
Equity
BP shareholders’ equity		133,942				128,098
Non-controlling interests		2,104				1,913
Total equity		136,046				130,011
Eliminations and reclassifications
Non-current assets
Property, plant and equipment		0				0
Goodwill		0				0
Intangible assets		0				0
Investments in joint ventures		0				0
Investments in associates		0				0
Other investments		0				0
Subsidiaries - equity-accounted basis		(166,311)				(161,840)
Fixed assets		(166,311)				(161,840)
Loans		(31,765)				(31,756)
Trade and other receivables		(2,600)				(2,623)
Derivative financial instruments		0				0
Prepayments		0				0
Deferred tax assets		0				0
Defined benefit pension plan surpluses		0				0
Non-current assets		(200,676)				(196,219)
Current assets
Loans		0				0
Inventories		0				0
Trade and other receivables		(17,140)				(12,641)
Derivative financial instruments		0				0
Prepayments		0				0
Current tax receivable		0				0
Other investments		0				0
Cash and cash equivalents		0		$ 0		0		$ 0		$ 0
Current assets		(17,140)				(12,641)
Total assets		(217,816)				(208,860)
Current liabilities
Trade and other payables		(17,140)				(12,641)
Derivative financial instruments		0				0
Accruals		0				0
Finance debt		0				0
Current tax payable		0				0
Provisions		0				0
Total current liabilities		(17,140)				(12,641)
Non-current liabilities
Other payables		(34,365)				(34,379)
Derivative financial instruments		0				0
Accruals		0				0
Finance debt		0				0
Deferred tax liabilities		0				0
Provisions		0				0
Defined benefit pension plan and other post-retirement benefit plan deficits		0				0
Non-current liabilities		(34,365)				(34,379)
Total liabilities		(51,505)				(47,020)
Net assets		(166,311)				(161,840)
Equity
BP shareholders’ equity		(166,311)				(161,840)
Non-controlling interests		0				0
Total equity		$ (166,311)				$ (161,840)

[1]	a See Note 1 for further information.
[2]	See Note 32 for further information.